Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information
4. Segment information

The Company's senior management (the "Chief Operating Decision Maker," or "CODM") uses segment information to evaluate the performance of operating segments and make resource allocation decisions. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. Earnings before interest, taxes, depreciation, and amortization ("EBITDA") are used by the Company to evaluate the performance of its operating segments

Reported segments:

1)	Raízen: operates in (i) production, marketing, origination, and trading of ethanol; (ii) production and marketing of bioenergy; (iii) resale and trading of electricity; (iv) production and marketing of other renewable products (solar energy and biogas); (v) production, marketing, origination, and trading of sugar; and (vi) trading and marketing of fossil and renewable fuels and lubricants through a franchised network of service stations under the Shell brand throughout Brazil and Latin America, with operations in Argentina and Paraguay.
2)

Compass: core activities include (i) distribution of piped natural gas in the South, Southeast, and Central-West regions to industrial, residential, commercial, automotive, and cogeneration segment customers; (ii) natural gas marketing; and (iii) other investments under development.

3)	Moove: engages in the production, formulation, and distribution of high-performance lubricants, base oils, and specialties, headquartered in Brazil with operations in 10 countries across South America, North America, and Europe. It distributes and sells products under the Mobil brand and various proprietary brands to different end markets, including industrial, commercial, and passenger and commercial vehicle segments.
4)	Rumo: provides logistics services for rail transportation, storage, and port loading of commodities—primarily grains and sugar—locomotive and railcar leasing and other rail equipment, and container operations.
5)	Radar: a leader in agricultural property management, Radar invests in a diversified portfolio with high appreciation potential through holdings in Radar, Tellus, and Janus companies.
6)	Cosan Corporate: represents Cosan's corporate structure, comprising (i) senior management and corporate teams that incur general and administrative expenses and other operating expenses (income), including pre-operational investments; (ii) equity method results from investments; and (iii) financial results attributable to cash and debt of the parent company, intermediate holdings (Cosan Nove and Cosan Dez), offshore finance companies, and investment in the Climate Tech Fund, a venture capital fund managed by Fifth Wall specializing in technological innovation.

Although Raízen is a joint venture accounted for under the equity method and is not proportionately consolidated, Management continues to monitor the segment information. Reconciliation for this segment is presented in the "Deconsolidation of a Joint Venture" column.

	For the year ended December 31, 2025
	Reported segments						Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of a Joint Venture	Eliminations between segments	Consolidated
Statement of profit or loss
Net sales	228,802,047	16,604,055	9,320,131	13,847,776	653,785	3,413	(228,802,047)	(10,564)	40,418,596
Cost of sales	(219,595,323)	(12,573,021)	(7,036,165)	(7,562,149)	(82,216)	—	219,595,323	10,564	(27,242,987)
Gross profit	9,206,724	4,031,034	2,283,966	6,285,627	571,569	3,413	(9,206,724)	—	13,175,609
Selling expenses	(6,034,060)	(231,057)	(1,560,734)	(58,352)	—	—	6,034,060	—	(1,850,143)
General and administrative expenses	(2,351,926)	(848,007)	(655,965)	(637,450)	(96,000)	(290,326)	2,351,926	—	(2,527,748)
Other operation income (expenses), net	(1,468,576)	658,043	916,112	123,460	1,308,677	154,979	1,468,576	—	3,161,271
Impairment	(6,496,680)	—	—	(1,227,872)	—	(265,880)	6,496,680	—	(1,493,752)
Interest in (losses) earnings of subsidiaries and associates	(24,276)	116,282	—	101,526	—	2,275,269	24,276	(2,273,155)	219,922
Interest in (losses) earnings of joint ventures	(177,680)	—	—	(7,273)	—	(10,877,750)	177,680	—	(10,885,023)
Finance results, net	(9,129,988)	(1,637,661)	(321,628)	(3,025,182)	63,182	(2,870,132)	9,129,988	—	(7,791,421)
Finance expense	(8,263,562)	(2,177,941)	(301,109)	(3,281,087)	(4,032)	(3,185,446)	8,263,562	—	(8,949,615)
Finance income	3,009,112	857,063	73,590	1,468,558	67,214	1,116,892	(3,009,112)	—	3,583,317
Foreign exchange variation, net	2,834,418	180,259	65,165	686,037	—	1,465,891	(2,834,418)	—	2,397,352
Net effect of derivatives	(6,709,956)	(497,042)	(159,274)	(1,898,690)	—	(2,267,469)	6,709,956	—	(4,822,475)
Income tax	(5,838,506)	(628,927)	(103,783)	(689,358)	(186,368)	(594,680)	5,838,506	—	(2,203,116)
Net (loss) profit for the year	(22,314,968)	1,459,707	557,968	865,126	1,661,060	(12,465,107)	22,314,968	(2,273,155)	(10,194,401)

(Loss) profit attributable to:
Owners of the Company	(22,257,204)	1,129,707	390,394	256,763	496,291	(9,722,125)	22,257,204	(2,273,155)	(9,722,125)
Non-controlling interests	(57,764)	330,000	167,574	608,363	1,164,769	(2,742,982)	57,764	—	(472,276)
	(22,314,968)	1,459,707	557,968	865,126	1,661,060	(12,465,107)	22,314,968	(2,273,155)	(10,194,401)

Other selected data
Depreciation and amortization	9,706,642	1,247,648	406,026	2,213,331	272	23,555	(9,706,642)	—	3,890,832
EBITDA	2,360,168	4,973,943	1,389,405	6,792,997	1,784,518	(8,976,740)	(2,360,168)	(2,273,155)	3,690,968
Additions to fixed assets, intangible assets and contract assets	9,876,006	2,197,125	146,112	6,096,341	10,428	9,861	(9,876,006)	—	8,459,867
Reconciliation of EBITDA
Profit (loss) for the year, net	(22,314,968)	1,459,707	557,968	865,126	1,661,060	(12,465,107)	22,314,968	(2,273,155)	(10,194,401)
Income taxes	5,838,506	628,927	103,783	689,358	186,368	594,680	(5,838,506)	—	2,203,116
Finance results, net	9,129,988	1,637,661	321,628	3,025,182	(63,182)	2,870,132	(9,129,988)	—	7,791,421
Depreciation and amortization	9,706,642	1,247,648	406,026	2,213,331	272	23,555	(9,706,642)	—	3,890,832
EBITDA	2,360,168	4,973,943	1,389,405	6,792,997	1,784,518	(8,976,740)	(2,360,168)	(2,273,155)	3,690,968

	For the year ended December 31, 2024
	Reported segments						Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of a Joint Venture	Eliminations between segments	Consolidated
Statement of profit or loss
Net sales	251,198,776	18,383,448	10,248,369	13,936,389	1,441,809	2,160	(251,198,776)	(61,433)	43,950,742
Cost of sales	(237,636,637)	(14,706,965)	(7,309,994)	(7,533,536)	(746,956)	(43)	237,636,637	61,433	(30,236,061)
Gross profit	13,562,139	3,676,483	2,938,375	6,402,853	694,853	2,117	(13,562,139)	—	13,714,681
Selling expenses	(6,634,623)	(195,472)	(1,331,412)	(49,006)	—	—	6,634,623	—	(1,575,890)
General and administrative expenses	(3,020,473)	(818,420)	(921,196)	(661,678)	(73,201)	(370,787)	3,020,473	—	(2,845,282)
Other operation income (expenses), net	2,029,354	858,402	84,081	(146,740)	1,265,098	(511,007)	(2,029,354)	—	1,549,834
Impairment	—	(6,155)	—	(3,149,245)	—	—	—	—	(3,155,400)
Impairment in associate	—	—	—	—	—	(4,672,396)	—	—	(4,672,396)
Interest in earnings (losses) of subsidiaries and associates	(235,631)	154,487	—	40,348	21,531	3,509,443	235,631	(2,006,778)	1,719,031
Interest in earnings (losses) of joint ventures	—	—	—	(7,445)	—	(1,222,535)	—		(1,229,980)
Finance results, net	(7,273,308)	(854,169)	(181,139)	(2,577,844)	27,756	(5,164,321)	7,273,308	—	(8,749,717)
Finance expense	(4,741,898)	(1,587,619)	(182,407)	(3,242,246)	(27,130)	(2,597,714)	4,741,898	—	(7,637,116)
Finance income	995,444	977,905	129,175	1,102,136	54,886	391,797	(995,444)	—	2,655,899
Foreign exchange, net	(4,974,022)	(578,412)	(212,224)	(1,455,848)	—	(3,494,875)	4,974,022	—	(5,741,359)
Net effect of derivatives	1,447,168	333,957	84,317	1,018,114	—	536,471	(1,447,168)	—	1,972,859
Income tax	(1,102,531)	(966,578)	(194,579)	(800,485)	(130,285)	(1,098,595)	1,102,531	—	(3,190,522)
(Loss) profit for the year of continued operation	(2,675,073)	1,848,578	394,130	(949,242)	1,805,752	(9,528,081)	2,675,073	(2,006,778)	(8,435,641)
Profit from discontinued operations	—	273,875	—	—	—	241,010	—	(241,010)	273,875
Net (loss) profit for the year	(2,675,073)	2,122,453	394,130	(949,242)	1,805,752	(9,287,071)	2,675,073	(2,247,788)	(8,161,766)

(Loss) profit attributable to:
Owners of the Company	(2,732,286)	1,730,597	275,921	(291,680)	532,950	(9,423,795)	2,732,286	(2,247,788)	(9,423,795)
Non-controlling interests	57,213	391,856	118,209	(657,562)	1,272,802	136,724	(57,213)	—	1,262,029
	(2,675,073)	2,122,453	394,130	(949,242)	1,805,752	(9,287,071)	2,675,073	(2,247,788)	(8,161,766)

Other selected data
Depreciation and amortization	10,036,600	1,088,610	460,391	2,303,380	273	15,929	(10,036,600)	—	3,868,583
EBITDA	15,737,366	5,031,810	1,230,239	4,732,467	1,908,554	(3,008,226)	(15,737,366)	(2,247,788)	7,647,056
Additions to fixed assets, intangible assets and contract assets	12,349,347	2,135,908	186,040	5,492,724	6,414	13,435	(12,349,347)	—	7,834,521
Reconciliation of EBITDA
(Loss) profit for the year, net	(2,675,073)	2,122,453	394,130	(949,242)	1,805,752	(9,287,071)	2,675,073	(2,247,788)	(8,161,766)
Income taxes	1,102,531	966,578	194,579	800,485	130,285	1,098,595	(1,102,531)	—	3,190,522
Finance results, net	7,273,308	854,169	181,139	2,577,844	(27,756)	5,164,321	(7,273,308)	—	8,749,717
Depreciation and amortization	10,036,600	1,088,610	460,391	2,303,380	273	15,929	(10,036,600)	—	3,868,583
EBITDA	15,737,366	5,031,810	1,230,239	4,732,467	1,908,554	(3,008,226)	(15,737,366)	(2,247,788)	7,647,056

	For the year ended December 31, 2023
	Reported segments						Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of a joint Venture	Eliminations between segments	Consolidated
Statement of profit or loss
Net sales	221,693,298	17,767,327	10,078,626	10,937,716	743,411	2,709	(221,693,298)	(61,292)	39,468,497
Cost of sales	(202,926,764)	(14,256,031)	(7,359,606)	(6,838,433)	(153,470)	(3,648)	202,926,764	61,292	(28,549,896)
Gross profit	18,766,534	3,511,296	2,719,020	4,099,283	589,941	(939)	(18,766,534)	—	10,918,601
Selling expenses	(5,773,538)	(164,399)	(1,144,957)	(40,658)	—	(556)	5,773,538	—	(1,350,570)
General and administrative expenses	(2,815,532)	(788,015)	(645,634)	(559,973)	(74,355)	(459,997)	2,815,532	—	(2,527,974)
Other operating income (expenses), net	1,968,248	607,226	(336)	(100,780)	2,253,803	1,164,464	(1,968,248)	—	3,924,377
Interest in earnings of subsidiaries and associates	(219,896)	178,978	—	75,333	20,015	2,647,255	219,896	(2,571,182)	350,399
Interest in earnings of joint ventures	—	—	—	1,266	—	1,694,679	—	—	1,695,945
Finance result	(5,962,849)	(730,954)	(319,136)	(2,555,382)	30,798	(4,322,353)	5,962,849	—	(7,897,027)
Finance expense	(6,241,261)	(1,658,582)	(242,751)	(3,621,093)	(6,776)	(5,808,228)	6,241,261	—	(11,337,430)
Finance income	797,560	1,283,024	116,408	1,190,685	37,577	400,440	(797,560)	—	3,028,134
Foreign exchange variation, net	1,240,924	152,592	(155,618)	368,259	(3)	1,412,208	(1,240,924)	—	1,777,438
Derivatives	(1,760,072)	(507,988)	(37,175)	(493,233)	—	(326,773)	1,760,072	—	(1,365,169)
Income taxes	(1,936,598)	(859,311)	(332,090)	(197,174)	(147,636)	1,261,785	1,936,598	—	(274,426)
Profit for the year from continuing operations	4,026,369	1,754,821	276,867	721,915	2,672,566	1,984,338	(4,026,369)	(2,571,182)	4,839,325
Profit from discontinued operations	—	45,419	—	—	—	20,384	—	(20,384)	45,419
Net (loss) profit for the year	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744

(Loss) profit attributable to:
Owners of the Company	3,863,605	1,410,630	193,888	218,886	768,162	1,094,391	(3,863,605)	(2,591,566)	1,094,391
Non-controlling interests	162,764	389,610	82,979	503,029	1,904,404	910,331	(162,764)	—	3,790,353
	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744

Other selected data
Depreciation and amortization	8,071,288	899,635	273,772	2,175,834	275	15,427	(8,071,288)	—	3,364,943
EBITDA	19,997,104	4,290,140	1,201,865	5,650,305	2,789,679	5,080,717	(19,997,104)	(2,591,566)	16,421,140
Additions to fixed assets, intangible assets and contract assets	11,396,056	2,317,889	177,971	3,689,877	39,892	42,333	(11,396,056)	—	6,267,962
Reconciliation of EBITDA
(Loss) profit for the year, net	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744
Income taxes	1,936,598	859,311	332,090	197,174	147,636	(1,261,785)	(1,936,598)	—	274,426
Finance results, net	5,962,849	730,954	319,136	2,555,382	(30,798)	4,322,353	(5,962,849)	—	7,897,027
Depreciation and amortization	8,071,288	899,635	273,772	2,175,834	275	15,427	(8,071,288)	—	3,364,943
EBITDA	19,997,104	4,290,140	1,201,865	5,650,305	2,789,679	5,080,717	(19,997,104)	(2,591,566)	16,421,140

	December 31, 2025
	Reported segments						Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of a joint Venture	Eliminations between segments	Consolidated
Statement of financial position:
Cash and cash equivalents	16,787,376	3,430,108	1,246,014	7,018,132	19,614	15,529,815	(16,787,376)	—	27,243,683
Marketable securities	519,918	1,471,735	526,815	416,287	143,605	434,151	(519,918)	—	2,992,593
Trade receivables	7,698,087	1,541,952	1,071,055	667,292	388,864	—	(7,698,087)	—	3,669,163
Derivative financial instruments	7,390,653	218,195	37,689	1,804,841	—	206,383	(7,390,653)	—	2,267,108
Inventories	13,023,684	209,199	1,496,570	263,489	—	—	(13,023,684)	—	1,969,258
Sectorial financial assets	—	728,954	—	—	—	—	—	—	728,954
Other financial assets	94,026	4,823	980	—	2	—	(94,026)	—	5,805
Other current assets	16,476,770	703,324	715,511	1,204,266	33,085	1,956,812	(16,476,770)	(496,920)	4,116,078
Other non-current assets	8,268,816	1,896,910	262,010	3,800,660	53,257	1,943,783	(8,268,816)	(45,082)	7,911,538
Investment in subsidiaries and associates	757,936	1,315,190	—	396,810	—	16,077,939	(757,936)	(16,068,631)	1,721,308
Investment in joint ventures	1,201,730	—	—	48,847	—	11,509	(1,201,730)	—	60,356
Biological assets	1,562,942	—	—	—	—	—	(1,562,942)	—	—
Investment property	—	—	—	—	18,221,781	—	—	—	18,221,781
Contract assets	2,803,105	1,041,771	2,842	—	—	—	(2,803,105)	—	1,044,613
Right-of-use assets	6,806,538	1,555,212	300,064	7,792,217	2,787	12,649	(6,806,538)	—	9,662,929
Property, plant and equipment	31,775,056	1,942,618	861,572	23,948,573	11	42,951	(31,775,056)	—	26,795,725
Intangible assets	3,520,050	17,287,600	2,985,630	6,421,681	—	11,715	(3,520,050)	—	26,706,626
Loans, borrowings and debentures	(70,013,022)	(15,320,793)	(4,041,589)	(23,123,837)	—	(21,740,912)	70,013,022	—	(64,227,131)
Derivatives financial instruments - Liabilities	(8,535,256)	(266,293)	(39,034)	(1,789,709)	—	(585,633)	8,535,256	—	(2,680,669)
Trade payables	(9,288,854)	(1,326,372)	(1,611,538)	(1,138,378)	(20,259)	(955)	9,288,854	—	(4,097,502)
Employee benefits payables	(969,579)	(254,954)	(134,823)	(361,583)	—	(43,664)	969,579	—	(795,024)
Sectorial financial liabilities	—	(2,265,261)	—	—	—	—	—	—	(2,265,261)
Other current liabilities	(9,911,677)	(1,323,621)	(368,683)	(1,691,879)	(125,930)	(775,130)	9,911,677	494,830	(3,790,413)
Leases	(8,114,646)	(1,930,232)	(316,221)	(4,145,148)	(3,054)	(18,145)	8,114,646	—	(6,412,800)
Put option liability on subsidiary shares	—	—	—	—	—	(3,844,648)	—	—	(3,844,648)
Liability from financing secured by shares	—	—	—	—	—	(2,804,606)	—	—	(2,804,606)
Other non-current liabilities	(12,986,156)	(3,223,563)	(581,184)	(7,484,119)	(839,318)	(1,108,835)	12,986,156	47,187	(13,189,832)
Total assets (net of liabilities) allocated by segment	(1,132,503)	7,436,502	2,413,680	14,048,442	17,874,445	5,305,179	1,132,503	(16,068,616)	31,009,632
Total Asset	118,686,687	33,347,591	9,506,752	53,783,095	18,863,006	36,227,707	(118,686,687)	(16,610,633)	135,117,518

Equity attributable to:
Controlling shareholders	(1,596,893)	4,687,098	1,692,100	4,196,013	5,493,405	5,304,228	1,596,893	(16,068,616)	5,304,228
Non-controlling shareholders	464,390	2,749,404	721,580	9,852,429	12,381,040	951	(464,390)	—	25,705,404
Total shareholders' equity	(1,132,503)	7,436,502	2,413,680	14,048,442	17,874,445	5,305,179	1,132,503	(16,068,616)	31,009,632

	December 31, 2024
	Reported segments						Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of a jointly owned subsidiary	Eliminations between segments	Consolidated
Statement of financial position:
Cash and cash equivalents	9,962,864	5,271,256	753,347	7,461,618	33,041	3,384,280	(9,962,864)	—	16,903,542
Marketable securities	1,337,706	1,074,806	303,492	812,795	251,267	943,941	(1,337,706)	—	3,386,301
Trade receivables	11,053,414	1,804,823	1,164,422	583,349	443,140	—	(11,053,414)	—	3,995,734
Derivative financial instruments	17,070,322	356,589	151,926	1,647,977	—	1,642,836	(17,070,322)	—	3,799,328
Inventories	17,435,862	252,220	1,538,105	282,580	—	—	(17,435,862)	—	2,072,905
Sectorial financial assets	—	731,642	—	—	—	—	—	—	731,642
Other financial assets	87,966	3,820	675	—	—	—	(87,966)	—	4,495
Other current assets	10,611,882	592,317	288,376	1,040,439	72,089	3,786,460	(10,611,882)	(2,112,993)	3,666,688
Other non-current assets	15,784,732	1,810,491	241,816	3,421,143	24,870	2,901,292	(15,784,732)	(160,256)	8,239,356
Investment in subsidiaries and associates	—	1,277,955	—	280,865	92,166	24,235,118	—	(15,207,538)	10,678,566
Investment in joint ventures	2,012,536	—	—	41,121	—	10,503,923	(2,012,536)	—	10,545,044
Biological Assets	3,596,878	—	—	—	—	—	(3,596,878)	—	—
Investment property	—	—	—	—	16,818,919	—	—	—	16,818,919
Contract assets	2,806,284	1,110,463	4,367	—	—	—	(2,806,284)	—	1,114,830
Right-of-use assets	9,549,136	1,581,601	316,762	8,039,779	3,053	17,556	(9,549,136)	—	9,958,751
Property, plant and equipment	37,503,618	1,620,505	911,277	20,435,467	17	51,750	(37,503,618)	—	23,019,016
Intangible assets	9,472,002	16,761,631	3,013,392	6,545,890	—	9,872	(9,472,002)	—	26,330,785
Loans, borrowings and debentures	(52,781,598)	(14,449,033)	(3,558,575)	(19,123,218)	—	(29,324,600)	52,781,598	—	(66,455,426)
Derivatives financial instruments - Liabilities	(14,464,530)	(389,778)	(57,347)	(1,918,204)	—	(1,104,875)	14,464,530	—	(3,470,204)
Trade payables	(20,042,646)	(1,650,748)	(1,735,704)	(1,777,918)	(20,549)	(2,930)	20,042,646	—	(5,187,849)
Employee benefits payables	(1,096,336)	(253,655)	(140,553)	(376,475)	—	(43,324)	1,096,336	—	(814,007)
Sectorial financial liabilities	—	(2,040,239)	—	—	—	—	—	—	(2,040,239)
Other current liabilities	(9,327,070)	(2,876,023)	(428,437)	(1,252,805)	(135,410)	(905,820)	9,327,070	1,628,676	(3,969,819)
Leases	(11,988,100)	(2,122,306)	(327,517)	(4,032,188)	(3,281)	(24,461)	11,988,100	—	(6,509,753)
Other non-current liabilities	(14,143,270)	(3,735,956)	(548,995)	(7,177,061)	(580,129)	(2,022,675)	14,143,270	644,573	(13,420,243)
Total asset (net of liabilities) allocated by segment	24,441,652	6,732,381	1,890,829	14,935,154	16,999,193	14,048,343	(24,441,652)	(15,207,538)	39,398,362
Total asset	148,285,202	34,250,119	8,687,957	50,593,023	17,738,562	47,477,028	(148,285,202)	(17,480,787)	141,265,902

Equity attributable to:
Owners of the Company	23,864,556	4,091,601	1,326,385	4,477,643	5,311,909	10,903,764	(23,864,556)	(15,207,538)	10,903,764
Non-controlling interests	577,096	2,640,780	564,444	10,457,511	11,687,284	3,144,579	(577,096)	—	28,494,598
Total shareholders' equity	24,441,652	6,732,381	1,890,829	14,935,154	16,999,193	14,048,343	(24,441,652)	(15,207,538)	39,398,362

4.1 Net sales by segment
	For the year ended December 31,
	2025	2024	2023
Reported segments
Raízen
Ethanol	23,521,366	25,567,836	23,312,258
Sugar	26,535,659	38,019,072	29,070,524
Gasoline	67,319,586	67,097,828	66,267,702
Diesel	92,715,916	102,834,016	90,281,586
Cogeneration	8,863,552	7,271,246	3,724,090
Other	9,845,968	10,408,778	9,037,138
	228,802,047	251,198,776	221,693,298
Compass
Natural gas distribution
Industrial	8,514,502	11,978,851	11,411,212
Residential	2,667,598	2,331,263	2,202,348
Cogeneration	300,242	511,997	710,288
Automotive	438,332	485,946	592,917
Commercial	924,090	878,635	820,685
Construction revenue	1,568,285	1,602,284	1,494,142
Other	380,491	594,472	535,735
	14,793,540	18,383,448	17,767,327
Marketing & services
Gas commercialization	1,810,515	—	—
	16,604,055	18,383,448	17,767,327
Moove
Finished product	8,068,803	8,794,520	8,520,267
Base oil	743,454	630,349	765,408
Services	507,874	823,500	792,951
	9,320,131	10,248,369	10,078,626
Rumo
North operations	11,111,826	11,096,559	8,346,314
South operations	1,941,834	2,154,493	2,032,703
Container operations	794,116	685,337	558,699
	13,847,776	13,936,389	10,937,716
Radar
Lease and sale of lands	653,785	1,441,809	743,411

Cosan Corporate
Services	3,413	2,160	2,709

Total	269,231,207	295,210,951	261,223,087

Reconciliation

Deconsolidation of joint venture, adjustments and eliminations	(228,812,611)	(251,260,209)	(221,754,590)

Total	40,418,596	43,950,742	39,468,497
4.2 Information on geographical area
	Net revenue
	For the year ended December 31,			Other non-current assets
	2025	2024	2023	December 31, 2025	December 31, 2024
Brazil	34,743,725	38,185,302	33,816,723	89,460,884	97,433,283
Europe (i)	3,189,394	3,100,762	3,050,235	382,446	761,716
Latin America (ii)	278,167	304,074	144,853	34,375	46,929
United States of America	2,166,395	2,360,604	2,456,686	2,133,670	2,562,230
Asia and others (iii)	40,915	—	—	—	—
Total	40,418,596	43,950,742	39,468,497	92,011,375	100,804,158

Main countries:

(i)	England, France, Spain and Portugal;
(ii)	Argentina, Bolivia, Uruguay and Paraguay; and
(iii)	Singapore, United Arab Emirates and Oceania.
4.3 Main customers

As of December 31, 2025, subsidiary Rumo had one customer whose revenue represented 10.34% of its net operating revenue, equivalent to R$ 1,323,753, corresponding to 3.3% of Cosan's consolidated net operating revenue. For the years ended December 31, 2024 and December 31, 2023, this same customer represented 12.10% and 3.07% respectively, of Rumo's net operating revenue, equivalent amounting to R$1,763,541 and R$1,213,263, respectively.